Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Issued capital [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Series 1 preferred shares [member]	Issued capital [member] Series 3 preferred shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance at Oct. 31, 2019			$ 152,612		$ 15,690		$ 58,069	$ 0
Statement Line Items [Line Items]
Issued during the year			0
Cancelled during the year			0		0
Adjustment for cancelled common shares							0
Transfer of transaction costs on redemption of Series 3, preferred shares (note 13)							0
Net income	$ 19,405						19,405
Dividends paid on common and preferred shares							(4,280)
Other comprehensive income (loss)								0
Balance at Oct. 31, 2020	255,288	$ 182,094	152,612	$ 13,647	15,690	$ 145	73,194	0
Statement Line Items [Line Items]
Issued during the year			75,101
Cancelled during the year			(39)		(15,690)
Adjustment for cancelled common shares							39
Transfer of transaction costs on redemption of Series 3, preferred shares (note 13)							(1,123)
Net income	22,380						22,380
Dividends paid on common and preferred shares							(3,846)
Other comprehensive income (loss)								(4)
Balance at Oct. 31, 2021	$ 332,106	$ 241,466	$ 227,674	$ 13,647	$ 0	$ 145	$ 90,644	$ (4)